PROPERTY, PLANT AND EQUIPMENT - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 5,377,408	R$ 5,235,057
Additions	41,068	201,941
Write-offs	(33,671)	(65,421)
(Impairment) reversal of impairment	(9,485)	1,977
Transfers	(138,973)	(144,809)
Translation adjustment	(270,197)	148,663
Property, Plant And Equipment, Ending	4,966,150	5,377,408
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	8,232,087	7,546,059
Additions	711,125	947,535
Write-offs	(235,675)	(366,304)
(Impairment) reversal of impairment	(9,485)	2,268
Transfers	499,999	(136,879)
Translation adjustment	(565,105)	239,408
Property, Plant And Equipment, Ending	8,632,946	8,232,087
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	38,902	79,228
Additions	8	4,951
Write-offs	(6,559)	(59,053)
(Impairment) reversal of impairment
Transfers	49,285	6,702
Translation adjustment	(7,274)	7,074
Property, Plant And Equipment, Ending	R$ 74,362	R$ 38,902
Gross carrying amount [member] | Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	5 years	5 years
Gross carrying amount [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Property, Plant And Equipment, Beginning	R$ 191,840	R$ 187,852
Additions		2,097
Write-offs	(2,310)
(Impairment) reversal of impairment
Transfers	14,976	2,042
Translation adjustment	(329)	(151)
Property, Plant And Equipment, Ending	204,177	191,840
Gross carrying amount [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	110,998	85,678
Additions	17,261	19,526
Write-offs	(8,177)	(538)
(Impairment) reversal of impairment
Transfers	(43,369)	5,233
Translation adjustment	98,739	1,099
Property, Plant And Equipment, Ending	R$ 175,452	R$ 110,998
Gross carrying amount [member] | Tools and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Tools and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	20 years	20 years
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 303,452	R$ 293,471
Additions	181	700
Write-offs	(564)	(14,486)
(Impairment) reversal of impairment
Transfers	13,147	21,231
Translation adjustment	(8,768)	2,536
Property, Plant And Equipment, Ending	R$ 307,448	R$ 303,452
Gross carrying amount [member] | Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Facilities [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	60 years	60 years
Gross carrying amount [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,959,943	R$ 1,819,693
Additions	23,188	37,229
Write-offs	(63,473)	(98,228)
(Impairment) reversal of impairment
Transfers	520,561	85,451
Translation adjustment	(168,083)	115,798
Property, Plant And Equipment, Ending	R$ 2,272,136	R$ 1,959,943
Gross carrying amount [member] | Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Machinery and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	15 years	15 years
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,128,504	R$ 963,957
Additions	68,980	104,795
Write-offs	(54,148)	(51,588)
(Impairment) reversal of impairment	(1,665)	(2,074)
Transfers	106,151	93,589
Translation adjustment	(119,736)	19,825
Property, Plant And Equipment, Ending	R$ 1,128,086	R$ 1,128,504
Gross carrying amount [member] | Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	20 years	20 years
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,982,245	R$ 1,899,134
Additions	7,174	6,233
Write-offs	(19,104)	(13,322)
(Impairment) reversal of impairment		394
Transfers	120,512	(6,944)
Translation adjustment	(173,888)	96,750
Property, Plant And Equipment, Ending	R$ 1,916,939	R$ 1,982,245
Gross carrying amount [member] | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	14 years	14 years
Gross carrying amount [member] | Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	60 years	60 years
Gross carrying amount [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 660,126	R$ 566,547
Additions	71,960	107,077
Write-offs	(41,095)	(40,259)
(Impairment) reversal of impairment	(7,629)	3,948
Transfers	53,632	19,304
Translation adjustment	(62,932)	3,509
Property, Plant And Equipment, Ending	R$ 674,062	R$ 660,126
Gross carrying amount [member] | Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	25 years	25 years
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 628,373	R$ 661,613
Additions		295
Write-offs		(1,203)
(Impairment) reversal of impairment
Transfers	10,043	(2,372)
Translation adjustment	7,241	(29,960)
Property, Plant And Equipment, Ending	645,657	628,373
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	634,580	543,772
Additions	26,602	58,192
Write-offs	(34,279)	(57,574)
(Impairment) reversal of impairment	(191)
Transfers	84,452	68,645
Translation adjustment	(83,394)	21,545
Property, Plant And Equipment, Ending	R$ 627,770	R$ 634,580
Gross carrying amount [member] | IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | IT equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	15 years	15 years
Gross carrying amount [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 31,636	R$ 36,687
Additions
Write-offs	(4,227)	(3,628)
(Impairment) reversal of impairment
Transfers
Translation adjustment	(1,179)	(1,423)
Property, Plant And Equipment, Ending	26,230	31,636
Gross carrying amount [member] | Projects in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	561,488	408,427
Additions	495,771	606,440
Write-offs	(1,739)	(26,425)
(Impairment) reversal of impairment
Transfers	(429,391)	(429,760)
Translation adjustment	(45,502)	2,806
Property, Plant And Equipment, Ending	580,627	561,488
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(2,854,679)	(2,311,002)
Additions in depreciation	(670,057)	(745,594)
Write-offs	202,004	300,883
(Impairment) reversal of impairment		(291)
Transfers	(638,972)	(7,930)
Translation adjustment	294,908	(90,745)
Property, Plant And Equipment, Ending	(3,666,796)	(2,854,679)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(9,457)	(33,042)
Additions in depreciation	(6,057)	(19,229)
Write-offs	5,508	47,501
(Impairment) reversal of impairment
Transfers	(40,920)	(5,738)
Translation adjustment	12,856	1,051
Property, Plant And Equipment, Ending	(38,070)	(9,457)
Accumulated depreciation, amortisation and impairment [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(174,164)	(166,536)
Additions in depreciation	(7,841)	(7,705)
Write-offs	2,310
(Impairment) reversal of impairment
Transfers
Translation adjustment	210	77
Property, Plant And Equipment, Ending	(179,485)	(174,164)
Accumulated depreciation, amortisation and impairment [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(65,740)	(39,159)
Additions in depreciation	(16,385)	(32,867)
Write-offs	1,823	750
(Impairment) reversal of impairment
Transfers	46,967	3,145
Translation adjustment	(102,105)	2,391
Property, Plant And Equipment, Ending	(135,440)	(65,740)
Accumulated depreciation, amortisation and impairment [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(183,420)	(176,726)
Additions in depreciation	(17,051)	(16,453)
Write-offs	192	13,072
(Impairment) reversal of impairment
Transfers	(8,804)	(2,705)
Translation adjustment	7,776	(608)
Property, Plant And Equipment, Ending	(201,307)	(183,420)
Accumulated depreciation, amortisation and impairment [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(728,408)	(578,762)
Additions in depreciation	(172,480)	(198,805)
Write-offs	56,142	91,864
(Impairment) reversal of impairment
Transfers	(397,740)	8,463
Translation adjustment	124,147	(51,168)
Property, Plant And Equipment, Ending	(1,118,339)	(728,408)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(602,622)	(480,554)
Additions in depreciation	(133,533)	(153,822)
Write-offs	50,379	48,057
(Impairment) reversal of impairment
Transfers	(12,257)	(5,561)
Translation adjustment	71,602	(10,742)
Property, Plant And Equipment, Ending	(626,431)	(602,622)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(298,327)	(179,730)
Additions in depreciation	(103,822)	(89,292)
Write-offs	14,111	13,835
(Impairment) reversal of impairment
Transfers	(136,601)	2,801
Translation adjustment	69,237	(45,941)
Property, Plant And Equipment, Ending	(455,402)	(298,327)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(369,610)	(318,615)
Additions in depreciation	(90,731)	(95,673)
Write-offs	31,606	31,464
(Impairment) reversal of impairment		(291)
Transfers	(18,576)	(353)
Translation adjustment	38,479	13,858
Property, Plant And Equipment, Ending	(408,832)	(369,610)
Accumulated depreciation, amortisation and impairment [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(392,095)	(311,856)
Additions in depreciation	(119,870)	(115,735)
Write-offs	36,065	52,971
(Impairment) reversal of impairment
Transfers	(71,041)	(7,982)
Translation adjustment	71,273	(9,493)
Property, Plant And Equipment, Ending	(475,668)	(392,095)
Accumulated depreciation, amortisation and impairment [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(30,836)	(26,022)
Additions in depreciation	(2,287)	(16,013)
Write-offs	3,868	1,369
(Impairment) reversal of impairment
Transfers
Translation adjustment	1,433	9,830
Property, Plant And Equipment, Ending	R$ (27,822)	R$ (30,836)